SCHEDULE PROVISION FOR INCOME TAXES (Details)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Income tax payable
Income tax expense